Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Detail)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Foreign taxes (percentage)	15.30%	15.50%	14.70%
Effective income tax rate	15.30%	15.50%	14.70%
GUERNSEY
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%